Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 34,044	$ 20,312	$ 20,312	$ 20,274
Revenue recognized	(10,211)	(11,895)	(25,271)	(15,746)
Revenue deferred	9,901	13,520	38,940	15,785
Foreign exchange	(151)	0	63	(1)
Ending Balance	$ 33,583	$ 21,937	$ 34,044	$ 20,312